Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 02, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy on Timing of Option Grants
The Company does not grant equity awards in anticipation of the release of material non-public information (“MNPI”), and it does not time the release of MNPI for the purpose of affecting the value of executive compensation. Although the Company has not adopted a predetermined schedule for the granting of option and other equity awards, it is the Compensation Committee’s long standing practice to approve annual equity awards at its regularly-scheduled meeting held in December of each year. The effective grant date of these awards is the first trading day of the year immediately following the award. The Compensation Committee may also grant option and other equity awards to individuals upon hire or promotion to executive officer positions or appointment to the Board.

The timing of the annual option and other equity awards approved by the Compensation Committee on December 5, 2024, with a grant date of January 2, 2025 (the first trading day of the year), was consistent with long standing practice and not tied to the timing of any release of MNPI.

Awards Close in Time to MNPI Disclosures, Table
During 2025, the options listed below had a grant date within 4 business days prior to the filing or furnishing of a Form 8-K.

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($)	Grant date fair value of the award ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of MNPI and the trading day beginning immediately following the disclosure of MNPI

Scott J. Lauber	1/2/2025	54,319	94.548	18.23	(0.6)%
Xia Liu	1/2/2025	17,885	94.548	18.23	(0.6)%
Michael W. Hooper	1/2/2025	10,869	94.548	18.23	(0.6)%
Margaret C. Kelsey	1/2/2025	9,527	94.548	18.23	(0.6)%
Robert M. Garvin	1/2/2025	8,726	94.548	18.23	(0.6)%

Lauber [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott J. Lauber
Underlying Securities		54,319
Exercise Price		$ 94.548
Fair Value as of Grant Date | $		$ 18.23
Underlying Security Market Price Change		(0.006)
Xia Liu [Member]
Awards Close in Time to MNPI Disclosures
Name		Xia Liu
Underlying Securities		17,885
Exercise Price		$ 94.548
Fair Value as of Grant Date | $		$ 18.23
Underlying Security Market Price Change		(0.006)
Gale Klappa [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael W. Hooper
Underlying Securities		10,869
Exercise Price		$ 94.548
Fair Value as of Grant Date | $		$ 18.23
Underlying Security Market Price Change		(0.006)
Margaret Kelsey [Member]
Awards Close in Time to MNPI Disclosures
Name		Margaret C. Kelsey
Underlying Securities		9,527
Exercise Price		$ 94.548
Fair Value as of Grant Date | $		$ 18.23
Underlying Security Market Price Change		(0.006)
Robert Garvin [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert M. Garvin
Underlying Securities		8,726
Exercise Price		$ 94.548
Fair Value as of Grant Date | $		$ 18.23
Underlying Security Market Price Change		(0.006)